Subsequent Events (Details) ¥ in Thousands, $ in Thousands	Mar. 22, 2019 USD ($)	Feb. 23, 2019 USD ($)	Feb. 23, 2019 CNY (¥)	Mar. 02, 2019	Mar. 01, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 28, 2018	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015
Subsequent Events
Fair value of available-for-sale debt investments						$ 285,285	¥ 1,961,474		¥ 1,196,330
Yitian Xindong
Subsequent Events
Voting rights owned by the company, (in percent)								74.50%
Particle
Subsequent Events
Fair value of available-for-sale debt investments						$ 285,000	¥ 1,959,500		¥ 1,196,300
Percentage of equity interests owned by the Company on an as-if converted basis						37.63%	37.63%		41.80%	46.95%
Subsequent Event | Yitian Xindong
Subsequent Events
Equity interests owned by the Company				51.00%	25.50%
Voting rights owned by the company, (in percent)					51.00%
Subsequent Event | Proposed Buyers | SPA
Subsequent Events
Return of cash deposit	$ 100,000
Liquidated damages	$ 40,000
Percentage of additional compensation	6.00%
Subsequent Event | Particle
Subsequent Events
Percentage of equity interests owned by the Company on an as-if converted basis		37.63%	37.63%
Percentage of equity interests owned by the Company on an as-if converted basis after sale of some portion of equity interest		5.63%	5.63%
Subsequent Event | Particle | Proposed Buyers | LOI
Subsequent Events
Percentage of equity interests owned by the Company sold on an as-if converted basis		32.00%	32.00%
Total cash consideration		$ 448,000	¥ 3,009,000
Cash deposit		$ 100,000